Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000124378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class I/CPUIX)
Accumulated Value	$ 25,000		$ 25,897	$ 25,786	$ 28,331	$ 30,679	$ 32,482	$ 27,564	$ 28,212	$ 30,008	$ 32,109	$ 33,486
C000124377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class C/CPUCX)
Accumulated Value	10,000		10,262	10,107	11,004	11,797	12,355	10,383	10,520	11,089	11,747	12,130
C000124376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/Insight Select Income Fund (Class A/CPUAX)
Accumulated Value	9,702		10,037	9,959	10,920	11,790	12,444	10,542	10,766	11,433	12,189	12,693
C000142996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class A/ASDAX)
Accumulated Value	9,754		10,036	10,146	10,541	10,703	10,942	10,652	11,027	11,670	12,353	12,784
C000142997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class C/ASDCX)
Accumulated Value	10,000		10,215	10,254	10,573	10,655	10,811	10,442	10,729	11,270	11,833	12,162
C000142998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		AAM/HIMCO Short Duration Fund (Class I/ASDIX)
Accumulated Value	25,000		25,781	26,154	27,210	27,695	28,381	27,728	28,746	30,527	32,358	33,602
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Aggregate Bond Index
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
Bloomberg Aggregate Bond C000142998 Index [Member]
Account Value [Line Items]
Accumulated Value	25,000		24,921	24,822	26,776	29,116	29,019	26,032	25,788	26,466	28,075	29,139
Bloomberg Credit Bond C000124378 Index [Member]
Account Value [Line Items]
Accumulated Value	25,000		25,460	25,294	27,910	30,443	31,355	27,079	27,457	28,670	30,628	31,957
Bloomberg Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Credit Bond Index
Accumulated Value	10,000		10,184	10,118	11,164	12,177	12,542	10,832	10,983	11,468	12,251	12,783
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000		10,035	10,056	10,485	10,925	10,974	10,583	10,638	11,156	11,818	12,190
Bloomberg 1 3 Year US Government Credit C000142998 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 25,000		$ 25,087	$ 25,139	$ 26,212	$ 27,313	$ 27,434	$ 26,456	$ 26,595	$ 27,889	$ 29,546	$ 30,475